Trade and other receivables - Ageing (Details) - Trade notes and accounts receivable - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 9,497	€ 8,065
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,291	5,389
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,554	946
Past due but not impaired | 30 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,515	1,655
Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,137	75
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,780	12,319
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ (8,283)	€ (4,254)	€ (3,221)